Income Taxes - Schedule of Reconciliation of Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Federal Income Tax Rate [Abstract]
Federal tax benefit at statutory rate	21.00%	21.00%
State tax, net of federal benefit	6.90%	6.90%
Research and development credits	1.10%	6.40%
Provision true-up	(0.10%)
Permanent differences	(3.10%)
Change in valuation allowance	(25.80%)	(34.30%)
Effective income tax rate